Leases (Details) - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Leases (Textual)
Operating lease expense		$ 55,652	$ 25,136	$ 105,924	$ 75,408
Short-term lease costs		15,877		18,523
Measurement of operating lease liabilities		51,752		102,148
Operating lease value	$ 24,198				68,594
Right of use operating lease liabilities		$ 36,014		$ 79,786
Operating lease liabilities cash paid	$ 20,218				$ 55,970
Weighted average discount rate		19.00%		19.00%
Weighted average remaining term				1 year 8 months 12 days
Spectrum Global Solutions, Inc. [Member]
Leases (Textual)
Operating lease expense						$ 123,056	$ 234,315
Short-term lease costs						180,449	246,380
Measurement of operating lease liabilities						122,001	229,348
Right of use operating lease liabilities						$ 50,513	143,249
Weighted average discount rate						51.00%
Weighted average remaining term						2 years 1 month 9 days
Net lease liabilities								$ 269,341
Non-cash operating lease liabilities							$ 316,600